UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Communications & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Communications & Technology Fund	September 30, 2018

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

Unaudited

Portfolio of Investments‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 97.6%		
INFORMATION SERVICES 0.0%		
Data Services 0.0%		
Oanda, Acquisition Date: 8/24/07, Cost $429 (1)(2)(3)	15,041	257
Total Information Services		257
INTERNET 47.4%		
Internet Media/Advertising 15.9%		
Alphabet, Class A (3)	79,050	95,420
Alphabet, Class C (3)	179,853	214,649
Baidu, ADR (3)	271,196	62,017
Facebook, Class A (3)	1,733,100	285,026
Sea, ADR (3)(4)	1,395,900	19,305
Tencent Holdings (HKD)	4,989,500	203,725
		880,142
Internet Retail 23.4%		
Alibaba Group Holding, ADR (3)(4)	1,774,934	292,438
Altaba (3)(5)	839,300	57,173
Amazon.com (3)	453,000	907,359
Duluth Holdings, Class B (3)(4)	981,000	30,862
Farfetch, Class A (3)	214,849	5,851
		1,293,683
Internet Services 8.1%		
ANGI Homeservices, Class A (3)(4)	2,093,368	49,152
Booking Holdings (3)	157,772	313,020
Ctrip.com International, ADR (3)(4)	1,896,600	70,497
Despegar.com (3)(4)	223,281	3,767
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3)	186,860	2,107
Redfin (3)(4)	657,781	12,300
Uber Technologies, Class A, Acquisition Date: 1/16/18, Cost $188 (1)(2)(3)	5,698	278
		451,121
Total Internet		2,624,946

IT SERVICES 6.1%		
IT Services 1.7%		
Amadeus IT Group (EUR)	203,439	18,856
Equinix, REIT	174,756	75,650
		94,506
Processors 4.4%		
ANT International, Class C, Acquisition Date: 6/7/18, Cost $67,333 (1)(2)(3)	12,002,332	67,333
PayPal Holdings (3)	1,997,300	175,443
		242,776
Total IT Services		337,282
MEDIA 15.0%		
Cable/Satellite 9.3%		
Charter Communications, Class A (3)	364,809	118,884
Comcast, Class A	5,703,400	201,957
Liberty Broadband, Class C (3)	756,416	63,766
Liberty Global, Series C (3)	4,144,521	116,710
Liberty Latin America, Class C (3)	665,156	13,722
		515,039
Media & Entertainment 5.7%		
Altice Europe, Class A (EUR) (3)(4)	1,372,969	3,703
Altice Europe, Class B (EUR) (3)	753,985	2,021
Altice USA, Class A	1,981,955	35,953
Central European Media Enterprises, Class A (3)	1,756,526	6,587
Netflix (3)	498,080	186,347
Twenty-First Century Fox, Class A	1,731,800	80,234
		314,845
Total Media		829,884
SEMICONDUCTORS 1.9%		
Digital Semiconductors 1.9%		
NVIDIA	162,900	45,778
QUALCOMM (4)	831,160	59,869
Total Semiconductors		105,647

SOFTWARE 6.8%		
Applications Software 2.5%		
Atlassian, Class A (3)	739,599	71,105
Avalara (3)(4)	71,873	2,511
Ceridian HCM Holding (3)(4)	112,498	4,728
salesforce.com (3)	190,900	30,359
Workday, Class A (3)(4)	216,100	31,546
		140,249
Enterprise Software 0.9%		
Coupa Software (3)(4)	593,193	46,921
Domo, Class B, Acquisition Date: 1/31/14, Cost $3,003 (2)(3)	48,436	987
		47,908
Infrastructure Software 0.7%		
Microsoft	322,400	36,873
		36,873
Systems Software 2.7%		
Pagerduty, Acquisition Date: 9/28/18, Cost $528 (1)(2)(3)	32,577	528
ServiceNow (3)	432,549	84,620
VeriSign (3)	407,300	65,217
		150,365
Total Software		375,395
TELECOM SERVICES 20.4%		
European Major - Pharmaceuticals 1.5%		
Iliad (EUR) (3)(4)	251,633	32,869
Vodafone Group (GBP)	23,053,796	49,396
		82,265
Towers 11.9%		
American Tower, REIT	1,872,500	272,074
Crown Castle International, REIT	2,389,468	266,020
Sarana Menara Nusantara (IDR)	411,976,500	13,487
SBA Communications, REIT (3)	646,300	103,815
		655,396

Wireless - Domestic 7.0%		
T-Mobile US (3)	3,795,196	266,347
Verizon Communications	2,279,676	121,712
		388,059
Total Telecom Services		1,125,720
Total Common Stocks (Cost $2,179,078)		**5,399,131**
CONVERTIBLE PREFERRED STOCKS 1.4%		
INTERNET 1.1%		
Internet 1.1%		
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $5,109 (1)(2)(3)	125,499	14,735
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $3,047 (1)(2)(3)	32,734	3,843
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3)	560,560	6,321
Uber Technologies, Series A, Acquisition Date: 1/16/18, Cost $27 (1)(2)(3)	812	40
Uber Technologies, Series B, Acquisition Date: 1/16/18, Cost $72 (1)(2)(3)	2,178	106
Uber Technologies, Series C-1, Acquisition Date: 1/16/18, Cost $19 (1)(2)(3)	576	28
Uber Technologies, Series C-2, Acquisition Date: 1/16/18, Cost $15 (1)(2)(3)	466	23
Uber Technologies, Series C-3, Acquisition Date: 1/16/18, Cost $— (1)(2)(3)	5	—
Uber Technologies, Series D, Acquisition Date: 1/16/18, Cost $17 (1)(2)(3)	518	25
Uber Technologies, Series E, Acquisition Date: 12/5/14 - 1/16/18, Cost $6,581 (1)(2)(3)	197,521	9,634
Uber Technologies, Series G, Acquisition Date: 12/3/15, Cost $7,293 (1)(2)(3)	149,523	7,293
Uber Technologies, Series G-1, Acquisition Date: 1/16/18, Cost $61 (1)(2)(3)	1,250	61
Uber Technologies, Series Seed, Acquisition Date: 1/16/18, Cost $69 (1)(2)(3)	2,079	101
Vroom, Series F, Acquisition Date: 6/30 - 11/27/17, Cost $11,025 (1)(2)(3)	646,332	11,602

SECURITIES LENDING COLLATERAL 2.3%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.2%

Short-Term Funds 0.2%

T. Rowe Price Short-Term Fund, 2.16% (6)(7)	912,879	9,129
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		9,129

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.1%

Short-Term Funds 2.1%

T. Rowe Price Short-Term Fund, 2.16% (6)(7)	11,568,175	115,682
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		115,682
Total Securities Lending Collateral (Cost $124,811)		**124,811**

Total Investments in Securities	
102.3% of Net Assets (Cost $2,419,202)	**$ 5,658,525**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy. See Note 2.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $149,724 and represents 2.7% of net assets.
(3) Non-income producing
(4) All or a portion of this security is on loan at September 30, 2018 – total value of such securities at period-end amounts to $121,247. See Note 3.
(5) Organized as a closed-end management investment company.
(6) Seven-day yield
(7) Affiliated Company
ADR American Depositary Receipts
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $6,827,000 for the period ended September 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 13% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2018, the value of loaned securities was $121,247,000; the value of cash collateral and related investments was $124,811,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Communications & Technology Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018